Stock-Based Compensation (Details) - Schedule of condensed consolidated statements of operations and comprehensive income (loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of condensed consolidated statements of operations and comprehensive income (loss) [Abstract]
Research and development	$ 49	$ 6	$ 154	$ 43
Sales and marketing	173	4	318	80
Cost of sales	22	2	65	10
General and administrative	122	14	276	46
Total stock-based compensation	$ 366	$ 26	$ 813	$ 179